UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3848
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia High Yield Bond Fund
(formerly known as RiverSource High Yield Bond Fund)
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (93.6%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (1.2%)
CPI International, Inc.
Senior Unsecured
02-01-15	6.428%	$1,825,000	(j)	$1,825,000
Esterline Technologies Corp.
08-01-20	7.000	440,000	(d,l)	447,700
Kratos Defense & Security Solutions, Inc.
Senior Secured
06-01-17	10.000	5,750,000	(l)	5,936,875
Oshkosh Corp.
03-01-17	8.250	2,591,000		2,727,028
03-01-20	8.500	2,312,000	(l)	2,456,500
Spirit Aerosystems, Inc.
10-01-17	7.500	1,396,000	(l)	1,434,390
TransDigm, Inc.
07-15-14	7.750	4,850,000		4,995,500

Total				19,822,993

Automotive (0.9%)
Accuride Corp.
08-01-18	9.500	1,630,000	(d,l)	1,666,675
American Axle & Manufacturing Holdings, Inc.
Senior Secured
01-15-17	9.250	1,580,000	(d,l)	1,686,650
Lear Corp.
03-15-18	7.875	5,208,000	(l)	5,390,280
03-15-20	8.125	2,851,000	(l)	2,950,785
Tenneco, Inc.
Senior Notes
08-15-18	7.750	2,638,000	(d,l)	2,657,785

Total				14,352,175

Brokerage (0.6%)
E*Trade Financial Corp.
Senior Unsecured
09-15-13	7.375	1,655,000	(l)	1,572,250
12-01-15	7.875	4,465,000	(l)	4,219,425
E*Trade Financial Corp.
Senior Unsecured Pay-in-kind
11-30-17	12.500	2,465,000	(i,l)	2,748,475
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	6,150,000	(b,h)	1,337,625

Total				9,877,775

Building Materials (2.0%)
Associated Materials LLC/Finance, Inc.
Senior Secured
11-15-16	9.875	5,837,000	(l)	6,187,220

	Coupon	Principal
Issuer	rate	amount		Value(a)
AMH Holdings, Inc.
Senior Discount Notes
03-01-14	11.250	3,960,000	(l)	4,014,450
Gibraltar Industries, Inc.
12-01-15	8.000	12,827,000		12,442,190
Norcraft Companies LP/Finance Corp.
Senior Secured
12-15-15	10.500	5,122,000		5,326,880
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes
09-01-12	9.750	3,090,000		2,889,150
Nortek, Inc.
Senior Secured
12-01-13	11.000	3,075,000		3,240,281

Total				34,100,171

Chemicals (5.1%)
Ashland, Inc.
06-01-17	9.125	3,605,000		4,118,713
CF Industries, Inc.
05-01-18	6.875	6,275,000		6,604,438
05-01-20	7.125	6,275,000	(l)	6,714,250
Chemtura Corp.
Senior Unsecured
06-01-16	6.875	20,956,000	(b,h)	23,627,889
Hexion US Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	19,395,000		17,940,375
Ineos Finance PLC
Senior Secured
05-15-15	9.000	5,303,000	(c,d)	5,369,288
Lyondell Chemical Co.
Senior Secured
11-01-17	8.000	4,392,000	(d,l)	4,721,400
MacDermid, Inc.
Senior Subordinated Notes
04-15-17	9.500	8,011,500	(d)	8,171,730
Momentive Performance Materials, Inc.
Pay-in-kind
12-01-14	10.125	751	(i)	715
Nova Chemicals Corp.
Senior Unsecured
11-01-19	8.625	4,240,000	(c,l)	4,367,200
Reichhold Industries, Inc.
Senior Notes
08-15-14	9.000	5,955,000	(d)	5,061,750

Total				86,697,748

Construction Machinery (2.7%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	10,043,000	(d)	10,595,365
Maxim Crane Works LP
Senior Secured
04-15-15	12.250	2,975,000	(d)	2,725,844
Terex Corp.
Senior Unsecured
06-01-16	10.875	8,615,000	(l)	9,519,575
The Manitowoc Co., Inc.
02-15-18	9.500	6,983,000	(l)	7,122,660

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Rentals North America, Inc.
06-15-16	10.875	10,450,000	(l)	11,599,500
United Rentals North America, Inc.
Senior Unsecured
12-15-19	9.250	3,191,000	(l)	3,398,415

Total				44,961,359

Consumer Cyclical Services (0.8%)
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	887,000	(c,d)	918,045
The Geo Group, Inc.
10-15-17	7.750	3,820,000	(d,l)	3,934,600
West Corp.
10-15-16	11.000	8,790,000		9,229,500

Total				14,082,145

Consumer Products (4.1%)
AAC Group Holding Corp.
Senior Discount Notes
10-01-12	10.250	9,605,000	(d)	9,412,900
American Achievement Corp.
04-01-12	8.250	16,040,000	(d)	15,879,599
Central Garden and Pet Co.
03-01-18	8.250	5,850,000		5,908,500
Jarden Corp.
05-01-16	8.000	5,555,000	(l)	5,867,469
05-01-17	7.500	3,738,000		3,812,760
Libbey Glass, Inc.
Senior Secured
02-15-15	10.000	4,533,000	(d)	4,816,313
Sealy Mattress Co.
Senior Secured
04-15-16	10.875	2,646,000	(d,l)	2,946,983
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	5,025,000	(d,l)	5,301,375
The Scotts Miracle-Gro Co.
01-15-18	7.250	1,672,000		1,722,160
Visant Holding Corp.
Senior Discount Notes
12-01-13	10.250	9,865,000		10,086,962
Visant Holding Corp.
Senior Notes
12-01-13	8.750	2,805,000		2,861,100

Total				68,616,121

Diversified Manufacturing (0.7%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	6,202,000	(d,l)	6,403,565
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	2,675,000	(d)	2,889,000
SPX Corp.
09-01-17	6.875	3,179,000	(d)	3,274,370

Total				12,566,935

Electric (3.2%)
Dynegy Holdings, Inc.
Senior Unsecured
06-01-19	7.750	5,280,000	(l)	3,405,600

	Coupon	Principal
Issuer	rate	amount		Value(a)
Edison Mission Energy
Senior Unsecured
05-15-17	7.000	6,705,000	(l)	4,576,163
Energy Future Holdings Corp.
11-01-17	10.875	1,153,000	(l)	686,035
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12-01-20	10.000	3,007,000		2,889,673
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	6,732,212		6,563,907
NRG Energy, Inc.
02-01-16	7.375	5,670,000		5,712,525
01-15-17	7.375	21,932,000	(l)	22,096,489
Texas Competitive Electric Holdings Co. LLC
11-01-15	10.250	13,840,000	(l)	8,823,000

Total				54,753,392

Entertainment (2.0%)
AMC Entertainment, Inc.
02-01-16	11.000	3,144,000		3,324,780
AMC Entertainment, Inc.
Senior Unsecured
06-01-19	8.750	6,959,000	(l)	7,185,168
Equinox Holdings, Inc.
Senior Secured
02-01-16	9.500	704,000	(d,l)	709,280
Regal Cinemas Corp.
07-15-19	8.625	8,195,000		8,461,337
Speedway Motorsports, Inc.
06-01-16	8.750	6,969,000		7,387,140
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07-01-15	9.300	6,573,001	(k,q)	6,526,990

Total				33,594,695

Food and Beverage (2.2%)
B&G Foods, Inc.
01-15-18	7.625	3,173,000		3,268,190
Cott Beverages USA, Inc.
09-01-18	8.125	2,274,000	(d,l)	2,339,378
Cott Beverages, Inc.
11-15-17	8.375	510,000	(d,l)	532,950
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	3,700,000	(d,l)	3,894,250
Pinnacle Foods Finance LLC/Corp.
04-01-17	10.625	9,804,000		10,232,925
09-01-17	8.250	1,925,000	(d,l)	1,922,594
U.S. Foodservice
Senior Notes
06-30-15	10.750	3,498,000	(d,j)	3,480,510
U.S. Foodservice
Senior Notes Pay-in-kind
06-30-15	10.750	10,778,000	(d,i,j)	10,777,999

Total				36,448,796

Gaming (6.0%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	8,380,000		7,039,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
1st Mortgage
03-01-12	10.125	5,637,000		5,256,503
FireKeepers Development Authority
Senior Secured
05-01-15	13.875	9,635,000	(d)	11,176,599
Harrah’s Operating Co., Inc.
Senior Secured
12-15-18	10.000	2,980,000	(l)	2,324,400
MGM Resorts International
02-27-14	5.875	1,515,000		1,200,638
06-01-16	7.500	3,816,000	(l)	2,995,560
MGM Resorts International
Senior Secured
11-15-17	11.125	5,010,000	(l)	5,598,675
MGM Resorts International
Senior Unsecured
03-01-18	11.375	10,115,000	(d,l)	9,154,075
Pinnacle Entertainment, Inc.
06-15-15	7.500	2,888,000	(l)	2,794,140
05-15-20	8.750	9,793,000	(d,l)	9,474,728
Pokagon Gaming Authority
Senior Notes
06-15-14	10.375	15,550,000	(d)	16,133,124
San Pasqual Casino
09-15-13	8.000	1,445,000	(d)	1,408,875
Seminole Indian Tribe of Florida
10-01-20	7.804	1,890,000	(d)	1,773,765
Seminole Indian Tribe of Florida
Senior Secured
10-01-20	6.535	5,120,000	(d)	4,513,178
Shingle Springs Tribal Gaming Authority
Senior Notes
06-15-15	9.375	18,199,000	(d)	13,876,737
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	8,020,000	(d)	7,197,950

Total				101,918,147

Gas Pipelines (0.9%)
El Paso Corp.
Senior Unsecured
06-15-14	6.875	1,005,000	(l)	1,063,414
02-15-16	8.250	6,477,000	(l)	7,076,122
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	860,000		898,700
06-01-16	9.375	1,176,000	(d,l)	1,273,020
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	5,004,000		5,041,530

Total				15,352,786

Health Care (7.8%)
American Renal Holdings
Senior Secured
05-15-18	8.375	1,336,000	(d)	1,349,360
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	11.250	5,625,000	(d)	6,082,031
11-01-14	12.375	1,910,000	(d,l)	2,081,900
Biomet, Inc.
Pay-in-kind
10-15-17	10.375	1,705,000	(i,l)	1,854,188

	Coupon	Principal
Issuer	rate	amount		Value(a)
CHS/Community Health Systems, Inc.
07-15-15	8.875	824,000		854,900
DaVita, Inc.
03-15-15	7.250	10,566,000		10,922,602
HCA, Inc.
Secured
11-15-16	9.250	10,190,000		10,928,774
02-15-17	9.875	1,505,000		1,644,213
HCA, Inc.
Secured Pay-in-kind
11-15-16	9.625	6,116,000	(i)	6,567,055
HCA, Inc.
Senior Secured
04-15-19	8.500	3,010,000	(l)	3,299,713
02-15-20	7.875	1,180,000	(l)	1,271,450
09-15-20	7.250	10,710,000		11,191,949
HCA, Inc.
Senior Unsecured
11-06-33	7.500	1,900,000		1,674,375
Healthsouth Corp.
02-15-20	8.125	9,950,000	(l)	10,074,374
inVentiv Health, Inc.
08-15-18	10.000	6,870,000	(d,l)	6,715,425
Multiplan, Inc.
09-01-18	9.875	4,874,000	(d)	4,892,278
Omnicare, Inc.
12-15-15	6.875	5,330,000		5,276,700
06-01-20	7.750	5,232,000		5,245,080
Radiation Therapy Services, Inc.
Senior Subordinated Notes
04-15-17	9.875	3,958,000	(d,l)	3,878,840
Select Medical Corp.
02-01-15	7.625	9,201,000		8,671,943
Select Medical Holdings Corp.
Senior Unsecured
09-15-15	6.143	9,737,000	(j)	8,349,478
Tenet Healthcare Corp.
Senior Unsecured
08-01-20	8.000	6,630,000	(d,l)	6,397,950
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	9,755,000	(l)	9,572,094
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	3,420,000	(c,d)	3,471,300

Total				132,267,972

Home Construction (1.8%)
Beazer Homes USA, Inc.
06-15-18	9.125	7,260,000		6,425,100
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	14,874,000		14,427,780
KB Home
06-15-15	6.250	1,190,000	(l)	1,088,850
William Lyon Homes, Inc.
02-15-14	7.500	12,380,000		9,130,250

Total				31,071,980

Independent Energy (9.2%)
Anadarko Petroleum Corp.
Senior Unsecured
03-15-14	7.625	11,320,000	(l)	12,170,244
09-15-17	6.375	9,745,000		9,647,550

	Coupon	Principal
Issuer	rate	amount		Value(a)
Berry Petroleum Co.
Senior Subordinated Notes
11-01-16	8.250	700,000	(l)	707,000
Berry Petroleum Co.
Senior Unsecured
06-01-14	10.250	4,100,000		4,520,250
Chesapeake Energy Corp.
08-15-20	6.625	12,555,000	(l)	12,617,774
Comstock Resources, Inc.
10-15-17	8.375	4,356,000		4,454,010
Concho Resources, Inc.
10-01-17	8.625	4,166,000	(l)	4,353,470
Continental Resources, Inc.
10-01-20	7.375	1,952,000	(d)	1,981,280
Denbury Resources, Inc.
03-01-16	9.750	5,245,000	(l)	5,782,613
02-15-20	8.250	3,256,000	(l)	3,475,780
Forest Oil Corp.
02-15-14	8.500	5,555,000		5,902,188
06-15-19	7.250	6,500,000	(l)	6,508,125
Hilcorp Energy I LP/Finance Co.
Senior Unsecured
11-01-15	7.750	12,020,000	(d)	12,170,249
Petrohawk Energy Corp.
08-01-14	10.500	5,895,000	(l)	6,587,663
06-01-15	7.875	4,364,000	(l)	4,527,650
08-15-18	7.250	3,910,000	(d)	3,900,225
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	695,000		745,388
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	5,775,000	(l)	6,020,438
Quicksilver Resources, Inc.
08-01-15	8.250	6,864,000		7,018,440
04-01-16	7.125	4,587,000	(l)	4,403,520
08-15-19	9.125	4,985,000	(l)	5,346,413
Range Resources Corp.
05-01-18	7.250	3,010,000	(l)	3,130,400
05-15-19	8.000	10,835,000		11,593,449
08-01-20	6.750	4,960,000		4,960,000
SandRidge Energy, Inc.
Pay-in-kind
04-01-15	8.625	3,323,000	(i,l)	3,177,619
Southwestern Energy Co.
Senior Notes
02-01-18	7.500	9,135,000	(l)	10,299,712
Venoco, Inc.
10-01-17	11.500	365,000		385,075

Total				156,386,525

Life Insurance (0.5%)
ING Groep NV
Subordinated Notes
12-31-49	5.775	9,346,000	(c,j)	7,687,085

Lodging (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
12-01-19	7.150	1,190,000	(l)	1,264,375

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wyndham Worldwide Corp.
Senior Unsecured
12-01-16	6.000	1,830,000		1,867,607

Total				3,131,982

Media Cable (5.2%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	15,130,000	(d)	16,491,699
CCH II LLC/Capital Corp.
11-30-16	13.500	9,320,000		11,044,199
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	3,390,000	(d)	3,491,700
04-30-20	8.125	1,453,000	(d,l)	1,529,283
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured
11-15-17	8.625	7,854,000	(d)	8,011,080
CSC Holdings LLC
Senior Unsecured
04-15-14	8.500	3,590,000	(l)	3,922,075
06-15-15	8.500	7,145,000	(l)	7,734,463
02-15-19	8.625	1,395,000	(l)	1,555,425
DISH DBS Corp.
02-01-16	7.125	10,449,000		10,684,103
Insight Communications Co., Inc.
Senior Notes
07-15-18	9.375	3,675,000	(d,l)	3,867,938
Mediacom LLC/Capital Corp.
08-15-19	9.125	5,541,000	(l)	5,541,000
Quebecor Media, Inc.
Senior Unsecured
03-15-16	7.750	4,225,000	(c)	4,309,500
03-15-16	7.750	2,800,000	(c,l)	2,856,000
Videotron Ltee
04-15-18	9.125	1,700,000	(c,l)	1,887,000
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	4,951,000	(c)	5,149,040

Total				88,074,505

Media Non-Cable (4.8%)
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	10,939,000	(l)	11,446,031
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	9,885,000	(d,l)	9,934,424
Gray Television, Inc.
Senior Secured
06-29-15	10.500	7,162,000	(l)	6,893,425
Intelsat Jackson Holdings SA
06-15-16	11.250	4,755,000	(c,l)	5,117,569
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	8,875,000	(c,d)	9,163,438
Nielsen Finance LLC/Co.
05-01-16	11.500	2,600,000		2,915,250
Nielsen Finance LLC/Co.
(Zero coupon through 08-01-11, thereafter 12.500%)
08-01-16	10.340	903,000	(l,n)	895,099

	Coupon	Principal
Issuer	rate	amount		Value(a)
Salem Communications Corp.
Senior Secured
12-15-16	9.625	5,893,000	(l)	6,136,086
Sinclair Television Group, Inc.
Secured
11-01-17	9.250	7,697,000	(d,l)	7,968,704
Sirius XM Radio, Inc.
04-01-15	8.750	7,920,000	(d,l)	8,137,800
Sirius XM Radio, Inc.
Senior Secured
09-01-15	9.750	2,178,000	(d,l)	2,368,575
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	8,047,000	(l)	9,254,049
Umbrella Acquisition, Inc.
Pay-in-kind
03-15-15	9.750	1,415,000	(d,i,l)	1,273,500

Total				81,503,950

Metals (2.7%)
Arch Coal, Inc.
08-01-16	8.750	6,330,000	(l)	6,852,225
10-01-20	7.250	555,000	(l)	561,938
Consol Energy, Inc.
04-01-17	8.000	6,264,000	(d,l)	6,639,840
04-01-20	8.250	4,358,000	(d,l)	4,624,928
Noranda Aluminum Acquisition Corp.
Pay-in-kind
05-15-15	5.373	33,054,042	(i,j)	25,947,422
Novelis, Inc.
02-15-15	7.250	670,000	(c)	671,675

Total				45,298,028

Non-Captive Consumer (0.9%)
American General Finance Corp.
Senior Unsecured
07-15-12	4.875	980,000	(l)	893,025
12-15-17	6.900	19,245,000	(l)	14,914,875

Total				15,807,900

Non-Captive Diversified (5.8%)
Ally Financial, Inc.
12-01-14	6.750	2,515,000	(l)	2,496,138
03-15-20	8.000	29,753,000	(d)	30,496,824
09-15-20	7.500	2,730,000	(d,l)	2,702,700
CIT Group, Inc.
Senior Secured
05-01-16	7.000	2,925,000	(l)	2,778,750
05-01-17	7.000	30,200,000		28,397,422
Ford Motor Credit Co. LLC
Senior Unsecured
04-15-15	7.000	10,025,000		10,352,797
12-15-16	8.000	3,635,000		3,947,374
08-15-17	6.625	4,620,000	(l)	4,677,750
International Lease Finance Corp.
Senior Unsecured
03-15-17	8.750	5,314,000	(d,l)	5,360,498
09-01-17	8.875	6,590,000	(l)	6,639,425

Total				97,849,678

	Coupon	Principal
Issuer	rate	amount		Value(a)
Oil Field Services (1.9%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	10,280,000	(c,d)	9,613,663
Key Energy Services, Inc.
12-01-14	8.375	2,834,000	(l)	2,926,105
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	10,088,000	(d,l)	8,927,880
Offshore Group Investments Ltd.
Senior Secured
08-01-15	11.500	10,260,000	(c,d)	10,220,872

Total				31,688,520

Other Financial Institutions (0.3%)
Cardtronics, Inc.
09-01-18	8.250	5,070,000		5,133,375

Other Industry (0.7%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	4,530,000	(d)	4,484,700
Chart Industries, Inc.
10-15-15	9.125	6,575,000		6,673,625

Total				11,158,325

Packaging (1.1%)
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	4,225,000	(d)	4,510,188
Greif, Inc.
Senior Unsecured
08-01-19	7.750	855,000	(l)	897,750
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	4,880,000	(d,l)	4,916,600
Silgan Holdings, Inc.
Senior Unsecured
08-15-16	7.250	7,325,000		7,618,000

Total				17,942,538

Paper (2.0%)
Boise Cascade LLC
10-15-14	7.125	2,298,000		2,137,140
Cascades, Inc.
12-15-17	7.750	6,545,000	(c)	6,741,350
01-15-20	7.875	7,342,000	(c,l)	7,543,905
Georgia-Pacific LLC
06-15-15	7.700	3,645,000		3,954,825
05-01-16	8.250	3,795,000	(d,l)	4,155,525
01-15-17	7.125	2,918,000	(d,l)	3,078,490
Graphic Packaging International, Inc.
06-15-17	9.500	5,015,000	(l)	5,340,975

Total				32,952,210

Pharmaceuticals (0.2%)
Patheon, Inc.
Senior Secured
04-15-17	8.625	3,133,000	(c,d)	3,125,168

Retailers (2.4%)
Michaels Stores, Inc.
11-01-16	11.375	1,790,000		1,919,775

	Coupon	Principal
Issuer	rate	amount		Value(a)
QVC, Inc.
Senior Secured
04-15-17	7.125	4,287,000	(d,l)	4,340,588
10-01-19	7.500	1,735,000	(d,l)	1,774,038
10-15-20	7.375	4,287,000	(d)	4,340,588
Rite Aid Corp.
Senior Secured
10-15-19	10.250	2,680,000	(l)	2,753,700
08-15-20	8.000	3,670,000	(d,l)	3,656,238
The Neiman Marcus Group, Inc.
10-15-15	10.375	5,431,000	(l)	5,526,042
The Neiman Marcus Group, Inc.
Pay-in-kind
10-15-15	9.000	2,500,000	(i,l)	2,531,250
Toys R Us Property Co. I LLC
07-15-17	10.750	5,876,000	(l)	6,625,189
Toys R Us Property Co. II LLC
Senior Secured
12-01-17	8.500	6,209,000	(d,l)	6,441,837

Total				39,909,245

Technology (3.5%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	1,563,000	(d,l)	1,555,185
Avaya, Inc.
11-01-15	9.750	2,020,000	(l)	1,913,950
First Data Corp.
09-24-15	9.875	2,860,000	(l)	2,173,600
09-24-15	9.875	5,400,000		4,050,000
First Data Corp.
Senior Secured
08-15-20	8.875	6,590,000	(d,l)	6,606,475
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	3,620,000	(d,l)	3,629,050
Interactive Data Corp.
08-01-18	10.250	7,830,000	(d,l)	8,123,625
Iron Mountain, Inc.
Senior Subordinated Notes
08-15-21	8.375	2,175,000	(l)	2,316,375
NXP BV/Funding LLC
Senior Secured
08-01-18	9.750	16,139,000	(c,d)	16,623,170
SS&C Technologies, Inc.
12-01-13	11.750	5,558,000		5,828,953
Trans Union LLC/Financing Corp.
06-15-18	11.375	2,335,000	(d,l)	2,533,475
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	3,485,000	(d,l)	3,519,850

Total				58,873,708

Transportation Services (0.6%)
American Petroleum Tankers LLC/Co.
Senior Secured
05-01-15	10.250	2,635,000	(d)	2,671,231
Avis Budget Car Rental LLC/Finance, Inc.
03-15-18	9.625	3,095,000	(l)	3,234,275
The Hertz Corp.
01-01-14	8.875	3,775,000		3,878,813

Total				9,784,319

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wireless (4.7%)
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	6,711,500	(d,l)	6,738,459
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	10,420,000	(l)	10,758,650
Crown Castle International Corp.
Senior Unsecured
11-01-19	7.125	7,420,000	(l)	7,735,350
Nextel Communications, Inc.
08-01-15	7.375	13,049,000	(l)	12,918,510
SBA Telecommunications, Inc.
08-15-16	8.000	6,955,000	(l)	7,415,769
08-15-19	8.250	4,940,000		5,359,900
Sprint Nextel Corp.
Senior Unsecured
12-01-16	6.000	3,220,000	(l)	3,006,675
08-15-17	8.375	15,477,000	(l)	15,980,002
Wind Acquisition Finance SA
Secured
07-15-17	11.750	8,190,000	(c,d,l)	9,009,000

Total				78,922,315

Wirelines (4.9%)
Cincinnati Bell, Inc.
10-15-17	8.250	4,682,000	(l)	4,588,360
Frontier Communications Corp.
Senior Unsecured
04-15-17	8.250	2,392,000		2,529,540
03-15-19	7.125	8,536,000	(l)	8,407,960
Integra Telecom Holdings, Inc.
Senior Secured
04-15-16	10.750	4,225,000	(d)	4,188,031
ITC Deltacom, Inc.
Senior Secured
04-01-16	10.500	13,068,000	(l)	12,871,980
Level 3 Financing, Inc.
11-01-14	9.250	2,560,000	(l)	2,256,000
02-15-17	8.750	15,963,000		13,528,642
02-01-18	10.000	3,490,000	(l)	3,010,125
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	5,485,000	(l)	5,676,975
Qwest Corp.
Senior Unsecured
06-01-17	6.500	8,350,000		8,965,813
Windstream Corp.
08-01-16	8.625	10,667,000		11,013,678
09-01-18	8.125	880,000	(d,l)	893,200
03-15-19	7.000	5,605,000		5,436,850

Total				83,367,154

Total Bonds (Cost: $1,511,109,585)				$1,579,081,720

Senior Loans (3.1%)(m)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Automotive (0.7%)
Ford Motor Co.
Tranche B1 Term Loan
12-15-13	3.030%	$12,927,797		$12,425,552

Electric (0.2%)
Energy Future Holdings Corp.
Tranche B3 Term Loan
10-10-14	3.795-4.033	5,252,915		3,968,998

Entertainment (0.4%)
AMC Entertainment Holdings, Inc.
Pay-in-kind Term Loan
06-13-12	0.000-5.537	6,578,096	(i)	6,512,315

Gaming (0.3%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.000	2,905,064	(k,q)	2,852,482
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Line of Credit
08-15-12	9.000	1,074,619	(k,q)	1,055,168
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.000	752,446	(k,q)	738,827

Total				4,646,477

Oil Field Services (0.6%)
Dresser, Inc.
2nd Lien Term Loan
05-04-15	6.112	10,434,500		9,991,034

Wirelines (0.9%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	23,499,270	(b,h)	15,180,528

Total Senior Loans (Cost: $49,423,644)				$52,724,904

Common Stocks ( — %)

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels ( — %)
Link Energy LLC Unit	1,646,684	(b,o)	$2,717

Textiles, Apparel & Luxury Goods ( — %)
Arena Brands, Inc.	111,111	(b,g,k)	—

Total Common Stocks (Cost: $18,965,223)			$2,717

Other ( — %)

Issuer	Shares		Value(a)
Diversified Financial Services
Varde Fund V LP	25,000,000	(e,k,q)	$639,250

Total Other (Cost: $— )			$639,250

Money Market Fund (1.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.289%	30,794,942	(f)	$30,794,942

Total Money Market Fund (Cost: $30,794,942)			$30,794,942

Investments of Cash Collateral Received for Securities on Loan (24.0%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (4.1%)
Antalis US Funding Corp.
09-08-10	0.340%	$9,997,167	$9,997,167
09-14-10	0.340	4,998,678	4,998,678
Cancara Asset Securitisation LLC
09-17-10	0.280	4,999,067	4,999,067
Ebbets Funding LLC
09-09-10	0.550	9,995,264	9,995,264
Grampian Funding LLC
09-07-10	0.300	10,998,375	10,998,375
09-20-10	0.300	1,999,550	1,999,550
Rheingold Securitization
10-15-10	0.621	4,993,025	4,993,025
Royal Park Investments Funding Corp.
09-22-10	0.601	4,992,833	4,992,833
10-06-10	0.551	4,993,125	4,993,125
Thames Asset Global Securities
09-20-10	0.551	6,989,947	6,989,947
10-13-10	0.511	4,993,412	4,993,412

Total			69,950,443

Certificates of Deposit (15.6%)
Banco Popular Caisse d’Epargne
09-24-10	0.670	7,487,180	7,487,180
Bank of Tokyo Securities
10-14-10	0.550	7,988,771	7,988,771
BNP Paribas
10-15-10	0.346	9,000,000	9,000,000
Commerzbank AG
09-13-10	0.340	10,000,000	10,000,000
Credit Agricole
10-12-10	0.356	14,000,000	14,000,000
Credit Industrial et Commercial
11-05-10	0.500	10,000,383	10,000,383
11-19-10	0.410	5,000,064	5,000,064
Deutsche Bank AG
12-06-10	0.475	8,000,000	8,000,000
Development Bank of Singapore Ltd.
11-09-10	0.400	5,000,000	5,000,000
DZ Bank AG
10-12-10	0.500	10,000,000	10,000,000
10-20-10	0.445	4,996,233	4,996,233
Erste Bank der Oesterreichischen Sparkassen AG
09-01-10	0.310	4,999,699	4,999,699
Hong Kong Shanghai Bank Corp., Ltd.
09-02-10	0.250	10,000,000	10,000,000
KBC Bank NV
09-13-10	0.525	7,996,268	7,996,268
09-20-10	0.510	10,000,000	10,000,000
Lloyds Bank PLC
10-14-10	0.520	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
09-01-10	0.250	10,000,000	10,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
N.V. Bank Nederlandse Gemeenten
09-13-10	0.380	5,000,000	5,000,000
Natixis
09-29-10	0.490	4,995,784	4,995,784
Natixis Financial Products LLC
09-01-10	0.580	5,000,000	5,000,000
Norinchukin Bank
10-12-10	0.575	10,000,132	10,000,132
10-14-10	0.565	5,000,000	5,000,000
10-28-10	0.350	2,001,208	2,001,208
11-08-10	0.350	1,000,644	1,000,644
NyKredit Bank
09-03-10	0.410	5,000,000	5,000,000
Pohjola Bank PLC
09-16-10	0.430	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
09-13-10	0.350	9,996,987	9,996,987
Societe Generale
09-01-10	0.655	8,000,000	8,000,000
09-02-10	0.250	7,000,000	7,000,000
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
12-10-10	0.490	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
09-30-10	0.300	5,000,000	5,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
09-20-10	0.340	4,998,489	4,998,489
Toronto Dominion Bank Ltd.
09-07-10	0.260	2,000,000	2,000,000
09-13-10	0.260	10,000,000	10,000,000
Union Bank of Switzerland
10-18-10	0.455	12,000,000	12,000,000

Total			261,461,842

Commercial Paper (0.9%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	9,987,108	9,987,108
10-15-10	0.491	4,993,671	4,993,671

Total			14,980,779

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.4%)(p)
Banc of America Securities LLC
dated 08-31-10, matures 09-01-10,
repurchase price
$5,000,035	0.250%	$5,000,000	$5,000,000
Goldman Sachs & Co.
dated 08-31-10, matures 09-01-10,
repurchase price
$12,780,977	0.250	12,780,888	12,780,888
Mizuho Securities USA, Inc.
dated 08-31-10, matures 09-01-10,
repurchase price
$25,000,194	0.280	25,000,000	25,000,000
Morgan Stanley
dated 01-21-10, matures 10-01-10,
repurchase price
$10,004,133	0.480	10,000,000	10,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

RBS Securities, Inc.
dated 08-18-10, matures 10-05-10,
repurchase price
$5,001,847	0.380	5,000,000	5,000,000

Total			57,780,888

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $404,173,952)			$404,173,952

Total Investments in Securities (Cost: $2,014,467,346)(r)			$2,067,417,485

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated May 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2010, the value of foreign securities, excluding short-term securities, represented 6.75% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2010, the value of these securities amounted to $513,180,844 or 30.43% of net assets..

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(g)	Negligible market value.

(h)	This position is in bankruptcy.

(i)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2010.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Aug. 31, 2010 was $11,812,717, representing 0.70% of net assets. Information concerning such security holdings at Aug. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Arena Brands, Inc.	09-03-92	$5,888,888
Great Lakes Gaming of Michigan LLC
Development Term Loan
9.000% 2012	03-02-07 thru 09-15-07	2,883,312
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Line of Credit
9.000% 2012	03-02-07 thru 09-15-07	1,066,572

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.000% 2012	03-02-07 thru 09-15-07	746,812
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 2015	08-12-96 thru 04-03-02	6,163,258
Varde Fund V LP	04-27-00 thru 06-19-00	—	*

*	The original cost for this position was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(l)	At Aug. 31, 2010, security was partially or fully on loan.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(o)	Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the three months ended Aug. 31, 2010 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	cost	cost	cost	cost	income	Value(a)

Link Energy LLC Unit	$13,076,335	$—	$—	$13,076,335	$—	$2,717

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.250%)

Security description	Value (a)

Fannie Mae Discount Notes	$407,010
Fannie Mae Interest Strip	686,675
Federal Farm Credit Bank	279,469
Federal Home Loan Bank Discount Notes	343,520
Federal Home Loan Banks	2,113,098
Federal National Mortgage Association	1,270,232

Total market value of collateral securities	$5,100,004

Goldman Sachs & Co. (0.250%)

Security description	Value (a)

Government National Mortgage Association	$13,036,506

Total market value of collateral securities	$13,036,506

Mizuho Securities USA, Inc. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$14,601,205
Freddie Mac Gold Pool	3,845,404
Freddie Mac Non Gold Pool	512,015
Ginnie Mae I Pool	5,346,634
Ginnie Mae II Pool	125,129
Government National Mortgage Association	1,069,613

Total market value of collateral securities	$25,500,000

Morgan Stanley (0.480%)

Security description	Value (a)

Amstel Funding Corp	$65,026
Can Ast & Can Ltd	1,183,871
Fannie Mae Pool	776,759
Federal Farm Credit Bank	7,408,011
Grampian Funding Ltd/LLC	634,681
Scaldis & Scaldis	190,923

Total market value of collateral securities	$10,259,271

RBS Securities, Inc. (0.380%)

Security description	Value (a)

Fannie Mae REMICS	$2,324,910
Fannie Mae Whole Loan	161,693
Freddie Mac REMICS	432,940
Government National Mortgage Association	2,180,554

Total market value of collateral securities	$5,100,097

(q)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(r)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $2,014,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$96,293,000
Unrealized depreciation	(43,343,000)

Net unrealized appreciation	$52,950,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Debt Securities
Entertainment	$—	$27,067,705	$6,526,990	$33,594,695
All Other Industries	—	1,545,487,025	—	1,545,487,025

Total Bonds	—	1,572,554,730	6,526,990	1,579,081,720

Equity Securities
Common Stocks
Oil, Gas & Consumable Fuels	—	2,717	—	2,717
Other
Diversified Financial Services	—	—	639,250	639,250

Total Equity Securities	—	2,717	639,250	641,967

Other
Senior Loans
Gaming	—	—	4,646,477	4,646,477
All Other Industries	—	48,078,427	—	48,078,427
Affiliated Money Market Fund(c)	30,794,942	—	—	30,794,942
Investments of Cash Collateral Received for Securities on Loan	—	404,173,952	—	404,173,952

Total Other	30,794,942	452,252,379	4,646,477	487,693,798

Total	$30,794,942	$2,024,809,826	$11,812,717	$2,067,417,485

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Debt		Senior
	Securities	Other	Loans	Total

Balance as of May 31, 2010	$7,160,912	$648,825	$5,094,505	$12,904,242
Accrued discounts/premiums	15,709	—	4,869	20,578
Realized gain (loss)	28,518	156,659	4,098	189,275
Change in unrealized appreciation (depreciation)*	(185,623)	(9,575)	77,059	(118,139)
Sales	(492,526)	(156,659)	(534,054)	(1,183,239)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of Aug. 31, 2010	$6,526,990	$639,250	$4,646,477	$11,812,717

*	Change in unrealized appreciation (depreciation) relating to securities held at Aug. 31, 2010 was $(118,140), which is comprised of Corporate Debt Securities of $(185,623), Other of $(9,575), and Senior Loans of $77,058.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)        RiverSource High Yield Income Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date October 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date October 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date October 28, 2010